Income Taxes - Summary of Changes in Valuation Allowance for Deferred Tax Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Valuation allowance at beginning of year	$ 33,480	$ 19,062	$ 7,088
Increases recorded to income tax provision	2,252	12,731	7,624
Exchange difference	1,774	(2,332)	(313)
Change in tax rate	94	4,019	4,663
Valuation allowance at end of year	$ 37,600	$ 33,480	$ 19,062